Commitments, Contingent Liabilities and Other - Additional Information (Detail) € in Millions, ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2015 EUR (€)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 JPY (¥)	Mar. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Line Items]
Unused committed lines of credit			¥ 523,043
Purchase commitments and other outstanding			420,250
Fine from European commission | €	€ 31
Maximum potential amount of future payments under guarantees			38,565
Financial Services
Commitments and Contingencies Disclosure [Line Items]
Unused committed lines of credit			30,611
Pictures
Commitments and Contingencies Disclosure [Line Items]
Commitment agreement period		3 years
Subsidiaries committed to make payments contracts			138,586
Music
Commitments and Contingencies Disclosure [Line Items]
Commitment agreement period		5 years
Subsidiaries committed to make payments contracts			54,198
Game & Network Services
Commitments and Contingencies Disclosure [Line Items]
Subsidiaries committed to make payments contracts			¥ 25,741
Maximum | Game & Network Services
Commitments and Contingencies Disclosure [Line Items]
Commitment agreement period		4 years
Third Party Investor Music Publishing Subsidiary
Commitments and Contingencies Disclosure [Line Items]
Subsidiaries committed to make payments contracts | $				$ 750.0
Ownership interest used as collateral, Percent			50.00%	50.00%
Purchase commitment, amount | $		$ 733.0
Distributions commitment | $				$ 17.0
Third Party Investor Music Publishing Subsidiary | Minimum
Commitments and Contingencies Disclosure [Line Items]
Fair value of assets held by trust | $				260.5
Variable interest entity, not primary beneficiary | Maximum
Commitments and Contingencies Disclosure [Line Items]
Guaranty obligation | $				$ 260.5
Advertising
Commitments and Contingencies Disclosure [Line Items]
Commitment agreement period		3 years
Subsidiaries committed to make payments contracts			¥ 15,727